TRADE AND OTHER RECEIVABLES - Detail of trade and other receivables (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		$ 584	$ 437
Other receivables, net of expected credit losses allowance		17	11
Total trade and other receivables	[1]	601	448
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		249	177
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		753	565
Gross carrying amount | Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		334	252
Gross carrying amount | Loans to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		419	313
Expected credit losses | Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		(85)	(75)	$ (70)
Expected credit losses | Loans to customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Current		$ (84)	$ (53)

[1]	* Certain prior period comparatives have been represented to conform with the current year presentation.